Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Mar. 31, 2026
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Schedule of Asset Held for Investment
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
March 31, 2026
Amounts in Thousands

(a)	Identity of Issue, Borrower, Lessor or Similar Party	Shares	Current Value
	Common Stock:
*	Advanced Drainage Systems, Inc. Common Stock	4,340	$595,111
	Common Collective Trusts:
*	Morley Capital Management Principal Stable Value Z Fund	1,256	33,102
			628,213
	Mutual Funds:
	Fidelity 500 Index Fund	463	105,206
	Vanguard Target Retirement 2030 Investment Fund	1,426	59,738
	Vanguard Target Retirement 2035 Investment Fund	2,859	77,399
	Vanguard Target Retirement 2040 Investment Fund	1,207	59,579
	Vanguard Target Retirement 2045 Investment Fund	1,666	57,141
	Vanguard Target Retirement 2050 Investment Fund	743	43,404
	Vanguard Target Retirement 2055 Investment Fund	477	31,084
	Vanguard Target Retirement 2025 Investment Fund	799	15,817
	JP Morgan US Equity Fund	1,012	25,259
	Fidelity Extended Market Index Fund	173	17,159
	Vanguard Target Retirement 2060 Investment Fund	313	18,819
	Vanguard Target Retirement Income Investment Fund	629	8,635
	Dodge & Cox Income Fund	1,020	12,986
	Fidelity International Index Fund	259	15,883
	Fidelity US Bond Index Fund	588	6,159
	Vanguard Target Retirement 2020 Investment Fund	153	4,185
	Vanguard Target Retirement 2070 Investment Fund	253	7,919
	Fidelity Stock Selector Small Cap Fund	195	8,617
	Vanguard Target Retirement 2065 Investment Fund	251	9,884
	MFS Blended Research International Equity Fund	382	6,777
	DWS RREEF Real Assets Fund	204	2,801
			594,451
			$1,222,664